Trust Account (Tables)	6 Months Ended
Jun. 30, 2020
Trust Account
Summary of fair values of investments

The  following  table  presents  fair  value  information  as of June 30,2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In addition, the table  present  the carrying value  (held  to maturity),  excluding  accrued  interest  income  and gross unrealized holding loss. Since all of the Company's permitted investments consist of U.S. government treasury  bills  and  cash,  fair  values  of  its investments are determined by Level I inputs utilizing quoted prices (unadjusted) in active markets for identical assets as follows:

		Gross	Quoted Prices in
		Unrealized	Active Markets
	Carrying Value	Holding (Loss)	(Level 1)
U.S. Government Treasury Securities as of June 30, 2020 (1)	$690,489,916	$(30,398)	$690,459,526

(1) Maturity date September 10, 2020